Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues, Net	$ 90,891,087	$ 69,446,852
Cost of Goods Sold	69,352,692	53,427,461
Gross Profit	21,538,395	16,019,391
Operating Expenses:
General and Administrative	45,756,572	33,780,783
Sales and Marketing	3,427,338	3,530,529
Professional Fees	9,951,482	9,078,289
Depreciation and Amortization	12,301,466	4,767,396
Total Operating Expenses	71,436,858	51,156,997
Loss from Operations	(49,898,463)	(35,137,606)
Other Expense (Income):
Interest Expense	7,608,490	2,736,875
Interest Income	(56,468)	(64,837)
Loss on Equity Method Investments	2,006,639	1,089,047
Loss (Gain) on Change in Fair Value of Derivative Liabilities	29,863	(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	(28,868,949)	(4,031,634)
Loss on Disposition of Subsidiary		6,090,337
Loss on Extinguishment of Debt	489,647
Impairment Expense		817,875
Other (Income) Expense, Net	(252,822)	117,216
Total Other (Income) Expense, Net	(19,043,600)	5,929,879
Loss from Operations Before Provision for Income Tax Expense	(30,854,863)	(41,067,485)
Provision for Income Tax Expense	(4,741,704)	(3,298,101)
Net Loss	(35,596,567)	(44,365,586)
Net Loss Attributable to Non-Controlling Interest	(61,675)	(197,774)
Net Loss Attributable to the Company	$ (35,534,892)	$ (44,167,812)
Loss Per Share - Basic and Diluted
Earnings per share, basic	$ (0.87)	$ (1.14)
Earnings per share, diluted	$ (0.87)	$ (1.14)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted average shares outstanding, basic	64,182,436	40,280,639
Weighted average shares outstanding, diluted	64,182,436	40,280,639